Reconciliation of expected losses of financial assets at FVOCI (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to VJORA on December 31, 2020	R$ 393,685,000	R$ 109,904,000	R$ 198,462,000
Transferred to Stage 1		(306,000)
Transferred to Stage 2		(1,088,000)
Transfer from Stage 1		1,088,000
Transfer from Stage 2		306,000
New assets originated or purchased/Assets settled or paid	283,781,000	(88,558,000)
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to VJORA on December 31, 2020	225,081,000	97,964,000	39,840,000
Transferred to Stage 1
Transferred to Stage 2		(1,088,000)
Transfer from Stage 1
Transfer from Stage 2		306,000
New assets originated or purchased/Assets settled or paid	127,117,000	58,906,000
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to VJORA on December 31, 2020	1,931,000	3,176,000	12,699,000
Transferred to Stage 1		(306,000)
Transferred to Stage 2
Transfer from Stage 1		1,088,000
Transfer from Stage 2
New assets originated or purchased/Assets settled or paid	(1,245,000)	(10,305,000)
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to VJORA on December 31, 2020	166,673,000	8,764,000	R$ 145,923,000
Transferred to Stage 1
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2
New assets originated or purchased/Assets settled or paid	R$ 157,909,000	R$ (137,159,000)